Asset impairment (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Asset impairment	$ 2,098	$ 11,803		$ 36,433	$ 14,228
Net (recoveries) charges related to Ukraine Conflict			$ 2,700,000
(Recoveries) write-offs and impairments of flight equipment
Finite-Lived Intangible Assets [Line Items]
Net (recoveries) charges related to Ukraine Conflict			$ 3,200,000